Britney Schnathorst Associate General Counsel Office of General Counsel Phone: 608.665.4184 E-mail: Britney.Schnathorst@trustage.com	MEMBERS Life Insurance Company
May 1, 2025
VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	MEMBERS Life Insurance Company MEMBERS Horizon Variable Separate Account TruStage™ Horizon II Annuity Rule 497j Filing File Nos. 333-226804; 811-23092
Dear Commissioners:
I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2025 that would have been filed under paragraph (c)
of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.
If you have any questions regarding this certification, please call the undersigned at
(608) 665-4184.
Sincerely,
/s/Britney Schnathorst
Britney Schnathorst
Associate General Counsel